Benefit Plans - Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts within accumulated other comprehensive income that had not yet been recognized as components of net periodic benefit cost
Tax impact	$ (33,463)	$ (6,739)	$ (3,417)	$ (22,734)	$ (29,612)	$ (33,591)	$ (29,875)
Pension Benefits
Amounts within accumulated other comprehensive income that had not yet been recognized as components of net periodic benefit cost
Net actuarial loss	45,579					59,811	31,568
Total	45,579					59,811
Tax impact	(18,001)					(23,623)
Ending balance in accumulated other comprehensive income	27,578					36,188
Amounts within accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in next year
Amortization of net accumulated loss	7,082
Total to be recognized in next year	7,082
Other Benefits
Amounts within accumulated other comprehensive income that had not yet been recognized as components of net periodic benefit cost
Net actuarial loss	619					1,669	$ 198
Prior service credit	(1,767)					(2,196)
Total	(1,148)					(527)
Tax impact	453					208
Ending balance in accumulated other comprehensive income	(695)					$ (319)
Amounts within accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in next year
Amortization of prior service credit	(429)
Total to be recognized in next year	$ (429)